Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2020	Dec. 31, 2019
Consolidated Balance Sheets
Ordinary shares, Par or Stated Value Per Share	₪ 0.01	₪ 0.01
Ordinary shares, Shares Authorized	50,000,000	50,000,000
Ordinary shares, Shares, Issued	21,153,166	21,139,385
Ordinary shares, Shares, Outstanding	21,153,166	21,139,385